Annual Total Returns - Advisor	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Franklin U.S. Core Equity (IU) Fund
Prospectus [Line Items]
Annual Return [Percent]	31.40%	22.30%	(17.46%)	31.07%	19.14%
Franklin International Core Equity (IU) Fund
Prospectus [Line Items]
Annual Return [Percent]	5.11%	20.74%	(17.25%)	14.98%	9.39%
Franklin Emerging Market Core Equity (IU) Fund
Prospectus [Line Items]
Annual Return [Percent]	10.50%	12.56%	(16.96%)	(1.30%)	10.19%